Common shares and treasury shares	12 Months Ended
Dec. 31, 2022
Common shares and treasury shares
Common shares and treasury shares

25.   Common shares and treasury shares

During the year ended December 31, 2020, 12,363,420 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. The Company also repurchased an aggregate of 1,658,291 ADSs, representing 33,165,820 Class A common shares at an average price of US$69.8407 per ADS or US$3.4920 per Class A common share, for aggregate consideration of US$115.8 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2020, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,314,208,824 Class A common shares and 326,509,555 Class B common shares had been issued, 1,272,346,218 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

During the year ended December 31, 2021, 3,631,640 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. In addition, 1,442,020 Class A common shares were transferred out from the treasury shares pool and issued for vested restricted share units during the year ended December 31, 2021. The Company also repurchased an aggregate of 6,515,488 ADSs, representing 130,309,760 Class A common shares at an average price of US$60.3154 per ADS or US$3.0158 per Class A common share, for aggregate consideration of US$393.0 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2021, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,317,840,464 Class A common shares and 326,509,555 Class B common shares had been issued, 1,146,336,305 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

On September 9, 2021, the Company’s board of directors approved a new share repurchase plan (the “September 2021 Share Repurchase Plan”), pursuant to which the Company may repurchase up to US$200 million of the Company’s outstanding ADSs or common shares over the next 12 months. On November 16, 2021, the Company’s board of directors further approved an additional share repurchase plan (the “November 2021 Share Repurchase Plan”), pursuant to which the Company may repurchase up to US$1 billion of the Company’s outstanding ADSs or common shares over the next 12 months. As of December 31, 2021, the Company had repurchased approximately US$235.7 million of its shares.

During the year ended December 31, 2022, 780,263 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. In addition, 3,567,640 Class A common shares were transferred out from the treasury shares pool and issued for vested restricted share units during the year ended December 31, 2022. The Company also repurchased an aggregate of 4,225,359 ADSs, representing 84,507,180 Class A common shares at an average price of US$32.6786 per ADS or US$1.6339 per Class A common share, for aggregate consideration of US$138.1 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2022, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,317,840,464 Class A common shares and 326,509,555 Class B common shares had been issued, 1,066,177,028 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

In November 2021, the Company announced that its board of directors has authorized an additional share repurchase plan under which the Company may repurchase up to US$1 billion of its shares between November 2021 and November 2022 (the “November 2021 Share Repurchase Plan”). In November 2022, the Company’s board of directors authorized the continued usage of the unutilized quota under the 2021 Share Repurchase Program, which amounted to US$800 million then, for another 12-month period beginning from the end of November 2022. In the fourth quarter of 2022, the Company had repurchased US$31.8 million of its shares, bringing the cumulative repurchases in the full year of 2022 to approximately US$138.1 million. As of December 31, 2022, the Company had repurchased approximately US$173.8 million of its shares pursuant to the 2021 Share Repurchase Program, as amended.